Financial instruments and financial risk management - Schedule Of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	$ (196)	$ 12,394
Cash and Cash Equivalents
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	7,780	21,999
Trade And Other Receivables
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	35	235
Restricted cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	381	496
Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	8,196	22,730
Loans and receivables, category | Cash and Cash Equivalents
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	7,780	21,999
Loans and receivables, category | Trade And Other Receivables
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	35	235
Loans and receivables, category | Restricted cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	381	496
Payables and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	2,689	3,352
Provision for restructuring costs (note 13)
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	1,806	33
Warrant liability
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	3,897	6,854
Other non-current liabilities (note 14)
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)		97
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	(3,897)	(6,854)
Financial liabilities at fair value through profit or loss, category [member] | Payables and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	0	0
Financial liabilities at fair value through profit or loss, category [member] | Provision for restructuring costs (note 13)
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	0	0
Financial liabilities at fair value through profit or loss, category [member] | Warrant liability
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	3,897	6,854
Financial liabilities at fair value through profit or loss, category [member] | Other non-current liabilities (note 14)
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)		0
Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	(4,495)	(3,482)
Financial liabilities at amortised cost, category [member] | Payables and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	2,689	3,352
Financial liabilities at amortised cost, category [member] | Provision for restructuring costs (note 13)
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	1,806	33
Financial liabilities at amortised cost, category [member] | Warrant liability
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	$ 0	0
Financial liabilities at amortised cost, category [member] | Other non-current liabilities (note 14)
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)		$ 97